[SAFECO LOGO]  SAFECO-Registered Trademark-

                               2000
                       VARIABLE PORTFOLIO
                         ANNUAL REPORTS


[AIM FUNDS-Registered  [AMERICAN CENTURY-Registered     [DREYFUS-Registered
   Trademark- LOGO]          Trademark- LOGO]             Trademark- LOGO]
                                                     A MELLON FINANCIAL COMPANY

         [FEDERATED-SM- LOGO]           [FIDELITY INVESTMENTS-Registered
     WORLD-CLASS INVESTMENT MANAGER               Trademark- LOGO]

[FRANKLIN-Registered Trademark-      [INVESCO FUNDS-Registered
TEMPLETON-Registered Trademark-          Trademark- LOGO]
     INVESTMENTS LOGO]                                      [J P MORGAN LOGO]

[ING PILGRIM LOGO]            [SAFECO-Registered Trademark- LOGO]
                                SAFECO ASSET MANAGEMENT COMPANY

[SCUDDER INVESTMENTS-SM- LOGO]              [WANGER ADVISORS FUNDS LOGO]
                                     MANAGED BY LIBERTY WANGER ASSET MANAGEMENT




ANNUAL REPORTS                 DECEMBER 31, 2000

March 1, 2001

Dear Valued Customer:

Enclosed are Annual Reports for the underlying investment portfolios available as investment options in your SAFECO variable product.* This consolidated report is for the period ending December 31, 2000. Not all investment portfolios in this report are available in all contracts or policies.

We invite you to visit SAFECO on the World Wide Web at WWW.SAFECO.COM to experience how SAFECO is rapidly expanding its Internet site to provide timely information and self-service conveniences. You can access the online Account Services section to view monthly performance information for some of our variable products.

As always, SAFECO is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

Sincerely,

/s/ Randall H. Talbot

Randall H. Talbot
President
SAFECO Life & Investments ("SAFECO")
    SAFECO Life Insurance Company
    First SAFECO National Life Insurance Company of New York

*Variable products include: Resource B, Spinnaker-Registered Trademark-, Spinnaker-Registered Trademark- Plus, NY Spinnaker-Registered Trademark-, NY Spinnaker-Registered Trademark- Plus, Spinnaker-Registered Trademark- Advisor, MainSail, ENHANCED Accumulation Life-Registered Trademark- and PREMIER Accumulation Life-Registered Trademark-.

                                 ANNUAL REPORT

                               DECEMBER 31, 2000

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio ......................................................... 2
Growth Opportunities Portfolio ........................................... 6
Northwest Portfolio ..................................................... 11
Small Company Value Portfolio ........................................... 15
Bond Portfolio .......................................................... 19
Money Market Portfolio .................................................. 23

                   [SAFECO LOGO] SAFECO-REGISTERED TRADEMARK-

                       REPORT FROM THE PORTFOLIO MANAGER
                          SAFECO RST EQUITY PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Technology was the root of RST Equity Portfolio's poor performance in the year 2000, but not its final quarter. In the fourth quarter the Portfolio's technology holdings finally contributed to our relative performance.
   Over the past two years the Portfolio has struggled with technology. First the problem was not enough. Then it was stock selection. Now, I believe we've got it just right.
   In the first quarter, I expanded our tech holdings. In the third quarter we suffered by that greater exposure. Lucent missed earnings. Microsoft, Intel, Cisco and Dell declined on slower growth.
   In the second half of the year, I took new positions in semi-conductor, wireless device and Internet companies. As we now have smaller positions in more technology names, the travails of one area or company will have less effect on our results. While our technology holdings are more diverse, they all fit the high standards I've set for the Portfolio. They have durable business franchises, strong core competencies, capable management and relatively reasonable valuations.
   Other sectors, namely healthcare and financials, helped performance and provided balance. Two first quarter purchases, Washington Mutual and Pfizer, gained handsomely during the year as healthcare was viewed as a safe haven and financials climbed on falling interest rates. Citigroup was up 22.3% on the year. I sold shares of Fannie Mae in the fourth quarter to capture gains. Elsewhere in the down market, Bristol-Myers Squibb grew into our top ten holdings.
                           [PHOTO OF RICHARD MEAGLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                             1 YEAR   5 YEAR  10 YEAR
SAFECO RST Equity Portfolio  -10.79%  13.66%   16.64%
S&P 500 Index                 -9.10%  18.32%   17.44%

INVESTMENT VALUE

       SAFECO RST EQUITY PORTFOLIO:  S&P 500 INDEX:
12/90                       $10,000         $10,000
1/91                        $10,431         $10,434
2/91                        $11,081         $11,180
3/91                        $11,353         $11,450
4/91                        $11,705         $11,477
5/91                        $12,162         $11,971
6/91                        $11,494         $11,423
7/91                        $12,250         $11,955
8/91                        $12,399         $12,237
9/91                        $12,135         $12,032
10/91                       $12,241         $12,193
11/91                       $11,564         $11,704
12/91                       $12,685         $13,040
1/92                        $13,324         $12,797
2/92                        $13,654         $12,963
3/92                        $12,910         $12,711
4/92                        $13,023         $13,084
5/92                        $12,892         $13,148
6/92                        $12,092         $12,952
7/92                        $12,543         $13,481
8/92                        $12,129         $13,206
9/92                        $12,176         $13,361
10/92                       $12,609         $13,407
11/92                       $13,381         $13,862
12/92                       $13,706         $14,032
1/93                        $14,044         $14,149
2/93                        $14,025         $14,342
3/93                        $14,623         $14,645
4/93                        $14,324         $14,291
5/93                        $15,454         $14,672
6/93                        $15,502         $14,715
7/93                        $15,328         $14,655
8/93                        $16,158         $15,210
9/93                        $16,641         $15,090
10/93                       $17,075         $15,402
11/93                       $17,191         $15,256
12/93                       $17,533         $15,441
1/94                        $18,645         $15,965
2/94                        $18,171         $15,532
3/94                        $17,440         $14,856
4/94                        $17,934         $15,046
5/94                        $18,377         $15,293
6/94                        $17,718         $14,918
7/94                        $18,130         $15,408
8/94                        $19,315         $16,038
9/94                        $19,119         $15,647
10/94                       $19,541         $15,997
11/94                       $19,150         $15,415
12/94                       $19,099         $15,644
1/95                        $19,258         $16,049
2/95                        $19,758         $16,674
3/95                        $20,041         $17,165
4/95                        $20,563         $17,670
5/95                        $21,085         $18,375
6/95                        $21,755         $18,802
7/95                        $22,084         $19,425
8/95                        $22,731         $19,473
9/95                        $23,616         $20,295
10/95                       $23,593         $20,222
11/95                       $24,286         $21,109
12/95                       $24,568         $21,516
1/96                        $25,258         $22,247
2/96                        $25,398         $22,454
3/96                        $25,718         $22,670
4/96                        $26,254         $23,004
5/96                        $26,867         $23,596
6/96                        $27,352         $23,686
7/96                        $26,292         $22,640
8/96                        $26,535         $23,119
9/96                        $28,144         $24,419
10/96                       $29,038         $25,092
11/96                       $31,272         $26,987
12/96                       $30,658         $26,452
1/97                        $32,462         $28,104
2/97                        $32,631         $28,325
3/97                        $31,250         $27,163
4/97                        $32,251         $28,783
5/97                        $34,422         $30,535
6/97                        $35,859         $31,902
7/97                        $38,326         $34,439
8/97                        $36,324         $32,512
9/97                        $37,649         $34,291
10/97                       $36,451         $33,147
11/97                       $37,621         $34,680
12/97                       $38,275         $35,275
1/98                        $38,868         $35,665
2/98                        $41,954         $38,236
3/98                        $43,352         $40,193
4/98                        $43,444         $40,597
5/98                        $42,638         $39,900
6/98                        $43,732         $41,519
7/98                        $43,200         $41,078
8/98                        $37,622         $35,145
9/98                        $40,251         $37,397
10/98                       $43,824         $40,436
11/98                       $46,651         $42,886
12/98                       $47,803         $45,356
1/99                        $48,585         $47,252
2/99                        $47,580         $45,784
3/99                        $49,079         $47,616
4/99                        $52,158         $49,460
5/99                        $51,089         $48,292
6/99                        $52,652         $50,972
7/99                        $51,599         $49,381
8/99                        $51,089         $49,135
9/99                        $49,175         $47,788
10/99                       $52,684         $50,812
11/99                       $51,807         $51,848
12/99                       $52,252         $54,900
1/00                        $50,197         $52,142
2/00                        $47,165         $51,155
3/00                        $51,797         $56,160
4/00                        $50,483         $54,465
5/00                        $50,213         $53,348
6/00                        $50,736         $54,663
7/00                        $49,658         $53,812
8/00                        $52,269         $57,155
9/00                        $49,135         $54,138
10/00                       $49,944         $53,909
11/00                       $46,541         $49,659
12/00                       $46,612         $49,903

Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I think our current balance of technology, growth and value stocks is right for the current market and over the long run.

Richard Meagley
-------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company then he re-joined in January 1995 as Equity Portfolio Manager and a Vice President of SAFECO Asset Management Company. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Washington Mutual, Inc.  ...................... 6.4%
  (Savings & Loans)
General Electric Co.  .......................... 4.8
  (Electrical Equipment)
Citigroup  ..................................... 3.5
  (Banks--Major Regional)
Exxon Mobil Corp.  ............................. 3.5
  (Oil--International Integrated)
Bristol-Meyers Squibb  ......................... 3.2
  (Health Care--Diversified)
Pfizer  ........................................ 3.0
  (Health Care--Drugs--Generic & Other)
American International Group  .................. 3.0
  (Insurance--Multi-Line)
Johnson & Johnson  ............................. 2.9
  (Health Care--Diversified)
Federal National Mortgage Association  ......... 2.7
  (Financial--Diversified)
Cisco Systems, Inc.  ........................... 2.6
  (Computers--Networking)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        96%
Mid-Cap: ($1.5 billion-$4 billion)   0%
Small-Cap: (under $1.5 billion)      0%
Cash & Other:                        4%

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------
COMMON STOCKS - 95.6%

BANKS (MAJOR REGIONAL) - 5.0%
    165,000   Bank of America Corp.                     $    7,569
    346,666   Citigroup, Inc.                               17,702

BANKS (MONEY CENTER) - 1.5%
    172,500   Chase Manhattan Corp.                          7,838

BEVERAGES (NON-ALCOHOLIC) - 1.7%
    175,000   PepsiCo, Inc.                                  8,673

CHEMICALS - 1.7%
    200,000   Praxair, Inc.                                  8,875

COMMUNICATION EQUIPMENT - 3.7%
     30,000   *JDS Uniphase Corp.                            1,251
    210,000   Motorola, Inc.                                 4,253
    160,000   Nortel Networks Corp.                          5,130
     52,000   *QUALCOMM, Inc.                                4,274
     70,000   *Tellabs, Inc.                                 3,955

COMPUTERS (HARDWARE) - 4.5%
    200,000   *Dell Computer Corp.                           3,488
    160,000   Hewlett-Packard Co.                            5,050
    105,000   International Business Machines Corp.          8,925
    194,000   *Sun Microsystems, Inc.                        5,408

COMPUTERS (NETWORKING) - 2.6%
    345,000   *Cisco Systems, Inc.                          13,196

COMPUTERS (PERIPHERALS) - 2.0%
     85,000   *America Online, Inc.                          2,958
     85,000   *EMC Corp.                                     5,653
     50,000   *Yahoo!, Inc.                                  1,509

COMPUTERS (SOFTWARE & SERVICES) - 3.7%
    300,000   *Microsoft Corp.                              13,050
    200,000   *Oracle Corp.                                  5,812

ELECTRICAL EQUIPMENT - 6.4%
    105,000   Emerson Electric Co.                           8,275
    512,000   General Electric Co.                          24,544

ELECTRONICS (SEMICONDUCTORS) - 3.7%
    416,000   Intel Corp.                                   12,584
    130,000   Texas Instruments, Inc.                        6,159
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

ENTERTAINMENT - 2.7%
    125,000   Time Warner, Inc.                         $    6,530
    240,000   Walt Disney Co.                                6,944

EQUIPMENT (SEMICONDUCTOR) - 0.5%
     67,000   *Applied Materials, Inc.                       2,559

FINANCIAL (DIVERSIFIED) - 4.1%
    100,000   Federal Home Loan Mortgage Corp.               6,888
    160,000   Federal National Mortgage Association         13,880

HEALTH CARE (DIVERSIFIED) - 9.4%
    170,000   Abbott Laboratories                            8,234
    137,000   American Home Products Corp.                   8,706
    220,000   Bristol-Myers Squibb Co.                      16,266
    140,000   Johnson & Johnson                             14,709

HEALTH CARE (DRUGS - GENERIC & OTHER) - 3.0%
    338,000   Pfizer, Inc.                                  15,548

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.4%
    130,000   Merck & Co., Inc.                             12,171

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.2%
    140,000   Procter & Gamble Co.                          10,981

INSURANCE (MULTI-LINE) - 3.0%
    157,000   American International Group, Inc.            15,474

MANUFACTURING (DIVERSIFIED) - 1.8%
    115,000   Dover Corp.                                    4,665
    100,000   Honeywell International, Inc.                  4,731

OIL (INTERNATIONAL INTEGRATED) - 5.9%
    203,000   Exxon Mobil Corp.                             17,648
    200,000   Royal Dutch Petroleum Co. (ADR)               12,112

PERSONAL CARE - 1.2%
    175,000   Gillette Co.                                   6,322

PUBLISHING (NEWSPAPERS) - 2.1%
    170,000   Gannett Co., Inc.                             10,721

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                               EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 2.1%
    335,000   May Department Stores Co.                 $   10,971

RETAIL (DRUG STORES) - 2.1%
    175,000   CVS Corp.                                     10,489

RETAIL (GENERAL MERCHANDISE) - 2.3%
    225,000   Wal-Mart Stores, Inc.                         11,953

SAVINGS & LOANS - 6.4%
    620,000   Washington Mutual, Inc.                       32,899

SERVICES (ADVERTISING/MARKETING) - 1.0%
    120,000   Interpublic Group Cos., Inc.                   5,108

SERVICES (DATA PROCESSING) - 1.1%
     85,000   Automatic Data Processing, Inc.                5,382

TELECOMMUNICATIONS (EQUIPMENT) - 0.5%
    205,000   Lucent Technologies, Inc.                      2,768

TELECOMMUNICATIONS (LONG DISTANCE) - 0.8%
    240,000   AT&T Corp.                                     4,155
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

TELEPHONE - 4.5%
    230,000   CenturyTel, Inc.                          $    8,222
    240,000   Verizon Communications                        12,030
    205,000   *WorldCom, Inc.                                2,870
                                                        ----------
TOTAL COMMON STOCKS                                        488,067
                                                        ----------
CASH EQUIVALENTS - 4.5%

INVESTMENT COMPANIES
 22,773,348   AIM Short-Term Investments Co. Liquid
              Assets Money Market Portfolio
              (Institutional Shares)                        22,773
                                                        ----------
TOTAL CASH EQUIVALENTS                                      22,773
                                                        ----------
TOTAL INVESTMENTS - 100.1%                                 510,840
Other Assets, less Liabilities                                (377)
                                                        ----------
NET ASSETS                                              $  510,463
                                                        ==========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Growth Opportunities Portfolio finished the year ended December 31, 2000 nicely ahead of the S&P 500.
   The Portfolio outperformed the S&P 500 because we tend toward smaller-cap stocks and small caps beat the broad market in 2000. The Portfolio lagged the small cap market, however, due to weak performances in several very large positions. Micros and Ciber turned down with the tech sector and Rent-Way suffered an 85% decline when accounting discrepancies were revealed. I believe all three stocks can come back and continue to hold them.
   Growth Opportunities does best with good companies that are down, but not out. Looking for a recovery, I purchased Serologicals in 1999. This supplier to drug manufacturers overcame its operational problems in 2000 to appreciate into our top ten.
   In the summer when teenage-retailer stocks were left for dead, we were buyers. Since then Wet Seal and Pacific Sunwear have doubled, while American Eagle Outfitters tripled in a difficult market for many retailers.
   Polymedica traded lower in the fourth quarter on bad press, however I had already reduced the position and locked in gains. Despite the disparaging remarks, I like Polymedica's story and I'm sticking to it.
   I took profits in Dura Pharmaceutical as it ran up, but kept a position in the broader-based Irish drug company that acquired it. Elan is trading cheaply and provides a safe haven in a tough marketplace.
                          [PHOTO OF THOMAS M. MAGUIRE]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                                           1 YEAR   5 YEAR   SINCE INCEPTION
SAFECO RST Growth Opportunities Portfolio   -6.16%   14.02%           19.48%
S&P 500 Index                               -9.10%   18.32%           17.40%

INVESTMENT VALUE

             SAFECO RST GROWTH
          OPPORTUNITIES PORTFOLIO:  S&P 500 INDEX:
1/7/93                     $10,000         $10,000
1/31/93                    $10,100         $10,200
2/28/93                     $9,570         $10,339
3/31/93                    $10,160         $10,557
4/30/93                     $9,780         $10,302
5/31/93                    $10,640         $10,577
6/30/93                    $11,000         $10,608
7/31/93                    $11,410         $10,565
8/31/93                    $12,320         $10,965
9/30/93                    $12,950         $10,879
10/31/93                   $13,520         $11,103
11/30/93                   $12,920         $10,998
12/31/93                   $13,608         $11,131
1/31/94                    $14,526         $11,509
2/28/94                    $14,000         $11,197
3/31/94                    $13,485         $10,710
4/30/94                    $13,888         $10,847
5/31/94                    $14,235         $11,024
6/30/94                    $13,798         $10,755
7/31/94                    $14,358         $11,107
8/31/94                    $14,861         $11,562
9/30/94                    $14,772         $11,280
10/31/94                   $15,320         $11,532
11/30/94                   $15,085         $11,113
12/31/94                   $15,230         $11,277
1/31/95                    $15,300         $11,570
2/28/95                    $15,851         $12,020
3/31/95                    $15,828         $12,374
4/30/95                    $16,133         $12,738
5/31/95                    $16,837         $13,247
6/30/95                    $17,905         $13,554
7/31/95                    $18,691         $14,003
8/31/95                    $18,773         $14,038
9/30/95                    $19,841         $14,630
10/31/95                   $20,017         $14,578
11/30/95                   $20,873         $15,217
12/31/95                   $21,474         $15,511
1/31/96                    $21,690         $16,038
2/29/96                    $22,272         $16,187
3/31/96                    $22,880         $16,343
4/30/96                    $24,300         $16,584
5/31/96                    $25,774         $17,011
6/30/96                    $24,855         $17,075
7/31/96                    $22,664         $16,321
8/31/96                    $24,625         $16,666
9/30/96                    $26,085         $17,603
10/31/96                   $26,585         $18,089
11/30/96                   $27,167         $19,455
12/31/96                   $28,358         $19,069
1/31/97                    $30,066         $20,260
2/28/97                    $28,815         $20,419
3/31/97                    $27,755         $19,582
4/30/97                    $26,518         $20,750
5/31/97                    $30,699         $22,012
6/30/97                    $33,085         $22,998
7/31/97                    $35,337         $24,827
8/31/97                    $36,795         $23,437
9/30/97                    $39,813         $24,720
10/31/97                   $38,724         $23,896
11/30/97                   $40,579         $25,001
12/31/97                   $40,993         $25,430
1/31/98                    $41,204         $25,711
2/28/98                    $45,470         $27,564
3/31/98                    $48,875         $28,975
4/30/98                    $50,649         $29,266
5/31/98                    $48,068         $28,764
6/30/98                    $48,208         $29,931
7/31/98                    $45,399         $29,613
8/31/98                    $34,708         $25,336
9/30/98                    $35,779         $26,959
10/31/98                   $38,307         $29,150
11/30/98                   $39,904         $30,916
12/31/98                   $41,742         $32,697
1/31/99                    $42,820         $34,064
2/28/99                    $37,647         $33,006
3/31/99                    $37,333         $34,326
4/30/99                    $38,117         $35,655
5/31/99                    $38,215         $34,814
6/30/99                    $39,665         $36,746
7/31/99                    $38,822         $35,598
8/31/99                    $37,313         $35,421
9/30/99                    $37,078         $34,450
10/31/99                   $38,137         $36,630
11/30/99                   $39,508         $37,377
12/31/99                   $44,094         $39,578
1/31/00                    $42,272         $37,589
2/29/00                    $47,563         $36,878
3/31/00                    $50,326         $40,486
4/30/00                    $46,603         $39,264
5/31/00                    $41,253         $38,458
6/30/00                    $44,741         $39,406
7/31/00                    $44,486         $38,793
8/31/00                    $47,465         $41,203
9/30/00                    $45,623         $39,028
10/31/00                   $44,702         $38,863
11/30/00                   $40,077         $35,799
12/31/00                   $41,376         $35,975

*The Portfolio's inception was January 7, 1993.
Performance represents the performance of the Growth Opportunities Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Demand for NCO's services increased as the economy slowed. The world's largest bill collector appreciated 150% in the fourth quarter. I sold shares towards reducing our position to under 10% of net assets.
   Instead of being apprehensive about the U.S. economy, I'm excited about wonderful companies selling at low valuations. I'm excited about underfollowed, unloved and unknown stocks that we already own.

Tom Maguire
-------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
NCO Group, Inc.  ............................. 10.3%
  (Services--Commercial & Consumer)
United Stationers, Inc.  ....................... 4.1
  (Office Equipment & Supplies)
J.D. Edwards & Co.  ............................ 3.8
  (Computer--Software & Services)
PolyMedica Corp.  .............................. 3.8
  (Health Care--Medical Products & Supplies)
Serologicals  .................................. 3.2
  (Health Care--Major Pharmaceuticals)
Rent-A-Center, Inc.  ........................... 3.1
  (Services--Commercial & Consumer)
Intranet Solutions  ............................ 3.1
  (Computer--Peripherals)
Clear Channel Communications  .................. 2.8
  (Entertainment)
MICROS Systems, Inc.  .......................... 2.5
  (Computer--Hardware)
Conceptus, Inc.  ............................... 2.4
  (Health Care--Medical Products & Supplies)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap: (under $1.5 billion)     77%
Mid-Cap: ($1.5 billion-$4 billion)  12%
Large-Cap: (over $4 billion)         8%
Cash & Other:                        3%

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------
COMMON STOCKS - 97.2%

BIOTECHNOLOGY - 0.7%
   312,900   *Novavax, Inc.                            $    2,660

BROADCASTING (TV, RADIO & CABLE) - 0.4%
   100,200   *Salem Communications Corp. (Class A)          1,497

COMMUNICATION EQUIPMENT - 0.3%
   110,300   *Fargo Electronics                               221
   128,000   *PSi Technologies Holdings, Inc. (ADR)           672

COMPUTERS (HARDWARE) - 4.3%
   479,100   *MICROS Systems, Inc.                          8,744
   177,600   *NYFIX, Inc.                                   4,296
    65,000   *Optimal Robotics Corp.                        2,182

COMPUTERS (PERIPHERALS) - 6.7%
    26,000   *Commtouch Software, Ltd.                        101
   242,100   *CryptoLogic, Inc.                             2,194
   743,116   *InfoSpace, Inc.                               6,572
   216,500   *IntraNet Solutions, Inc.                     11,041
   114,300   *MyPoints.com, Inc.                              136
   880,600   *SONICblue, Inc.                               3,632

COMPUTERS (SOFTWARE & SERVICES) - 9.5%
    19,800   *Aspen Technology, Inc.                          658
    83,527   Autodesk, Inc.                                 2,250
   164,300   *Cadence Design Systems, Inc.                  4,518
   483,900   *Ciber, Inc.                                   2,359
   112,700   *F5 Networks, Inc.                             1,071
   222,900   *Internap Network Services Corp.               1,616
   761,000   *J.D. Edwards & Co.                           13,555
   340,000   *Phoenix International Ltd., Inc.                425
   113,500   *PLATO Learning, Inc.                          1,710
   304,500   *ShowCase Corp.                                2,151
   229,700   *Websense, Inc.                                3,331
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

CONSUMER FINANCE - 1.2%
   171,000   Doral Financial Corp.                     $    4,136
    57,560   *Towne Services, Inc.                             70

DISTRIBUTORS (FOOD & HEALTH) - 1.1%
   718,200   *Nu Skin Enterprises, Inc. (Class A)           3,815

ENTERTAINMENT - 2.8%
   204,460   *Clear Channel Communications                  9,903

FOOTWEAR - 0.2%
    98,800   *Steven Madden, Ltd.                             753

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.5%
    49,200   *Anchor Gaming                                 1,919

HEALTH CARE (DIVERSIFIED) - 0.7%
   101,500   *Emisphere Technologies, Inc.                  2,537

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.2%
   108,900   *Applied Molecular Evolution                   1,858
   180,800   *First Horizon Pharmaceutical Corp.            5,560
    50,000   *Transgenomic, Inc.                              525

HEALTH CARE (LONG-TERM CARE) - 0.7%
   558,977   *Res-Care, Inc.                                2,515

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.0%
    49,800   Alpharma, Inc.                                 2,185
   757,500   *Serologicals Corp.                           11,410
    40,000   *SuperGen, Inc.                                  555

HEALTH CARE (MANAGED CARE) - 0.7%
   250,250   *Matria Healthcare, Inc.                       2,409

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 17.3%
    87,500   *ABIOMED, Inc.                            $    2,122
   638,700   *+Conceptus, Inc.                              8,383
   140,400   Datascope Corp.                                4,809
    71,179   Elan Corp. plc (ADR)                           3,332
     8,900   *Endocare, Inc.                                  113
   399,040   *++Endocare, Inc. (Illiquid) (acquired
             11/22/00)**                                    4,579
    79,000   *ESC Medical Systems, Ltd.                       953
   166,600   *INAMED Corp.                                  3,405
   247,100   *Lifeline Systems, Inc.                        3,120
   409,200   *North American Scientific, Inc.               5,933
   155,900   *Physiometrix, Inc.                            2,485
   401,400   *PolyMedica Corp.                             13,397
   415,400   *Quidel Corp.                                  2,090
   223,100   *SonoSite, Inc.                                2,844
   225,800   *STAAR Surgical Co.                            2,837
   115,200   *Virologic, Inc.                               1,051

HEALTH CARE (SPECIALIZED SERVICES) - 2.7%
   352,000   *Aksys, Ltd.                                   5,808
   202,800   *American Healthways, Inc.                     2,332
   318,850   *Prime Medical Services, Inc.                  1,594

HOUSEWARES - 0.1%
   160,700   *Home Products International, Inc.               281

LODGING (HOTELS) - 1.5%
   172,200   *ResortQuest International, Inc.               1,055
   734,900   *+Suburban Lodges of America, Inc.             4,180

MANUFACTURING (DIVERSIFIED) - 0.1%
    50,000   *GSI Lumonics, Inc.                              400

OFFICE EQUIPMENT & SUPPLIES - 4.4%
   331,900   *+Open Plan Systems, Inc.                        539
   570,850   *+TRM Copy Centers Corp.                         499
   585,800   *United Stationers, Inc.                      14,572

PERSONAL CARE - 0.7%
   209,200   *French Fragrances, Inc.                       2,523
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.1%
    51,700   *Rainbow Rentals, Inc,                    $      271

RETAIL (DRUG STORES) - 1.5%
    90,000   CVS Corp.                                      5,394

RETAIL (FOOD CHAINS) - 0.8%
   266,800   *NPC International, Inc.                       2,885

RETAIL (GENERAL MERCHANDISE) - 1.7%
   332,000   Claire's Stores, Inc.                          5,955

RETAIL (HOME SHOPPING) - 0.7%
   399,700   *+DAMARK International, Inc.                   2,373

RETAIL (SPECIALTY - APPAREL) - 3.7%
   150,700   *American Eagle Outfitters, Inc.               6,367
   495,200   *+Concepts Direct, Inc.                        1,424
   299,071   *Harold's Stores, Inc.                           449
    59,000   *Pacific Sunwear of California, Inc.           1,512
   159,900   *Wet Seal, Inc. (Class A)                      3,288

RETAIL (SPECIALTY) - 0.4%
   135,300   *Blue Rhino Corp.                                321
   386,500   *+Travis Boats & Motors, Inc.                  1,063

SERVICES (COMMERCIAL & CONSUMER) - 20.7%
   243,100   Central Parking Corp.                          4,862
   278,500   *FirstService Corp.                            4,056
   344,500   *FTI Consulting, Inc.                          3,531
   224,520   *Iron Mountain, Inc.                           8,335
 1,198,800   *NCO Group, Inc.                              36,414
   320,050   *Rent-A-Center, Inc.                          11,042
 1,150,000   *Rent-Way, Inc.                                5,103
    94,300   *SITEL Corp.                                     271

SERVICES (COMPUTER SYSTEMS) - 0.4%
   165,000   *Computer Horizons Corp.                         402
    32,000   *Edison Schools, Inc.                          1,008

SPECIALTY PRINTING - 0.4%
   363,500   *Mail-Well, Inc.                               1,568

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.4%
    39,300   *Powertel, Inc.                           $    2,434
    68,100   *VoiceStream Wireless Corp.                    6,853
    70,000   *Western Wireless Corp. (Class A)              2,743

TELEPHONE - 0.6%
    91,900   *ADTRAN, Inc.                                  1,953
    92,700   *Innotrac Corp.                                  324
                                                       ----------
TOTAL COMMON STOCKS                                       345,179
                                                       ----------
WARRANTS - 0.2%

BIOTECHNOLOGY - 0.1%
    75,000   *++Novavax, Inc. (acquired 1/25/00)              272

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.1%
    49,880   *++Endocare, Inc. (Illiquid) (acquired
             11/22/00)                                        320
                                                       ----------
TOTAL WARRANTS                                                592
                                                       ----------
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

CASH EQUIVALENTS - 1.9%

INVESTMENT COMPANIES
 6,600,897   AIM Short-Term Investments Co. Liquid
             Assets Money Market Portfolio
             (Institutional Shares)                    $    6,601
                                                       ----------
TOTAL CASH EQUIVALENTS                                      6,601
                                                       ----------
TOTAL INVESTMENTS - 99.3%                                 352,372
Other Assets, less Liabilities                              2,560
                                                       ----------
NET ASSETS                                             $  354,932
                                                       ==========

   *  Non-income producing security.
   + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). The total cost of such securities is $37.87 million.
  ++ Securities are valued at fair value as determined by, and under the supervision of, the Board of Trustees.
  ** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $5.29 million and the total value is 1.29% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                         SAFECO RST NORTHWEST PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Our formerly heavy weighting in technology was responsible for the Portfolio's underperformance of the Northwest 50 Index in the latest 12 months, and for the portfolio's substantial outperformance over the last two years.
   All in all, I am pleased with the way the portfolio weathered the storm unleashed on the technology and telecommunications sectors. When they began falling, I began selling tech stocks, especially internet issues, to bring our weighting more in line with the S&P. I held our weighting in telecommunications, adding Montana Power for its fiber optics network, as I think there continues to be good potential there.
   My goal is to balance the portfolio's tech side with more traditional "old economy" stocks. Our consumer staple, basic industry and financial holdings add equilibrium, as well as potential, to the portfolio. Indeed, Washington Mutual, StanCorp Financial, Starbucks and Kroger cushioned the Portfolio through the correction that began in March. Given the positive outlook for financials, I added Bank of America to our ranks.
   Part of my strategy is to hold core growth companies and move into cyclical companies on their upswing. For its longer commercial airplane cycle we returned to Boeing. And believing its sales will cycle up with Windows 2000 we bought more Microsoft. One of 2000's many lessons in investing is that tech companies have cycles, as do asset classes, investment styles and economies.
                         [PHOTO OF WILLIAM B. WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                                1 YEAR   5 YEAR   SINCE INCEPTION
SAFECO RST Northwest Portfolio  -14.93%   14.80%           10.54%
S&P 500 Index                    -9.10%   18.32%           17.40%
WM NW 50 Index                   -1.51%   22.22%           17.07%

INVESTMENT VALUE

          SAFECO RST NORTHWEST PORTFOLIO:  S&P 500 INDEX:  NW 50 INDEX:
1/7/93                            $10,000         $10,000       $10,000
1/31/93                           $10,080         $10,200       $10,142
2/28/93                            $9,460         $10,339        $9,812
3/31/93                            $9,710         $10,557       $10,204
4/30/93                            $9,400         $10,302        $9,962
5/31/93                            $9,640         $10,577       $10,195
6/30/93                            $9,550         $10,608        $9,962
7/31/93                            $9,500         $10,565        $9,592
8/31/93                            $9,700         $10,965        $9,972
9/30/93                            $9,800         $10,879        $9,734
10/31/93                           $9,920         $11,103       $10,069
11/30/93                           $9,980         $10,998       $10,272
12/31/93                          $10,025         $11,131       $10,395
1/31/94                           $10,227         $11,509       $10,697
2/28/94                           $10,580         $11,197       $10,845
3/31/94                           $10,297         $10,710       $10,449
4/30/94                           $10,247         $10,847       $10,405
5/31/94                           $10,136         $11,024       $10,548
6/30/94                            $9,995         $10,755       $10,214
7/31/94                           $10,166         $11,107       $10,278
8/31/94                           $10,610         $11,562       $10,857
9/30/94                           $10,620         $11,280       $10,427
10/31/94                          $10,731         $11,532       $10,350
11/30/94                          $10,479         $11,113       $10,150
12/31/94                          $10,391         $11,277       $10,192
1/31/95                           $10,178         $11,570       $10,148
2/28/95                           $10,340         $12,020       $10,509
3/31/95                           $10,746         $12,374       $10,842
4/30/95                           $10,767         $12,738       $11,155
5/31/95                           $10,898         $13,247       $11,143
6/30/95                           $11,446         $13,554       $11,807
7/31/95                           $12,136         $14,003       $12,241
8/31/95                           $12,390         $14,038       $12,461
9/30/95                           $12,167         $14,630       $12,903
10/31/95                          $11,873         $14,578       $12,589
11/30/95                          $11,609         $15,217       $12,760
12/31/95                          $11,162         $15,511       $12,899
1/31/96                           $11,131         $16,038       $12,816
2/29/96                           $11,440         $16,187       $13,097
3/31/96                           $12,068         $16,343       $13,517
4/30/96                           $12,366         $16,584       $14,314
5/31/96                           $12,551         $17,011       $14,531
6/30/96                           $12,294         $17,075       $14,453
7/31/96                           $11,800         $16,321       $13,728
8/31/96                           $12,119         $16,666       $14,393
9/30/96                           $12,304         $17,603       $14,750
10/31/96                          $11,996         $18,089       $14,632
11/30/96                          $12,489         $19,455       $15,675
12/31/96                          $12,551         $19,069       $16,026
1/31/97                           $13,421         $20,260       $16,725
2/28/97                           $13,400         $20,419       $17,020
3/31/97                           $12,851         $19,582       $16,533
4/30/97                           $13,235         $20,750       $17,255
5/31/97                           $14,073         $22,012       $18,652
6/30/97                           $14,871         $22,998       $19,516
7/31/97                           $16,186         $24,827       $21,279
8/31/97                           $15,761         $23,437       $20,572
9/30/97                           $16,549         $24,720       $21,993
10/31/97                          $15,772         $23,896       $20,521
11/30/97                          $16,569         $25,001       $21,748
12/31/97                          $16,445         $25,430       $21,238
1/31/98                           $16,250         $25,711       $21,138
2/28/98                           $17,906         $27,564       $23,280
3/31/98                           $18,035         $28,975       $24,370
4/30/98                           $18,511         $29,266       $24,554
5/31/98                           $17,137         $28,764       $23,072
6/30/98                           $17,505         $29,931       $24,498
7/31/98                           $16,467         $29,613       $22,979
8/31/98                           $13,188         $25,336       $19,295
9/30/98                           $13,946         $26,959       $20,185
10/31/98                          $14,833         $29,150       $22,420
11/30/98                          $16,131         $30,916       $24,964
12/31/98                          $16,921         $32,697       $27,946
1/31/99                           $17,970         $34,064       $29,343
2/28/99                           $17,278         $33,006       $28,906
3/31/99                           $17,505         $34,326       $30,930
4/30/99                           $17,895         $35,655       $32,158
5/31/99                           $18,695         $34,814       $32,199
6/30/99                           $20,134         $36,746       $33,689
7/31/99                           $19,691         $35,598       $31,106
8/31/99                           $19,723         $35,421       $31,009
9/30/99                           $19,474         $34,450       $30,378
10/31/99                          $21,497         $36,630       $31,958
11/30/99                          $23,272         $37,377       $32,478
12/31/99                          $26,164         $39,578       $35,716
1/31/00                           $26,244         $37,589       $35,253
2/29/00                           $29,175         $36,878       $36,668
3/31/00                           $29,798         $40,486       $38,831
4/30/00                           $26,164         $39,264       $35,260
5/31/00                           $25,125         $38,458       $32,995
6/30/00                           $28,356         $39,406       $34,053
7/31/00                           $27,075         $38,793       $33,300
8/31/00                           $28,402         $41,203       $35,745
9/30/00                           $25,495         $39,028       $33,953
10/31/00                          $25,552         $38,863       $34,972
11/30/00                          $22,149         $35,799       $32,658
12/31/00                          $22,256         $35,975       $35,178

* The Portfolio's inception was January 7, 1993.
Performance represents the performance of the Northwest Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The WM Group's Northwest 50 Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Despite their cycling down, I think the tech sector and the Northwest have superior long-term potential. I remain committed to balancing a well-calculated, but aggressive, approach to technology with "old economy" stocks.

Bill Whitlow
-------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the
U. of Colorado and an M.B.A. from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Washington Mutual, Inc.  ...................... 7.2%
  (Savings & Loans)
Kroger Co.  .................................... 5.9
  (Retail--Food Chains)
Costco Companies, Inc.  ........................ 5.3
  (Retail--General Merchandise)
Expeditors International of
  Washington, Inc.  ............................ 5.2
  (Air Freight)
StanCorp Financial Group, Inc.  ................ 5.0
  (Insurance--Life & Health)
VoiceStream Wireless Corp.  .................... 4.9
  (Telecommunications--Cellular/Wireless)
Western Wireless (Class A)  .................... 4.8
  (Telecommunications--Cellular/Wireless)
Starbucks Corp.  ............................... 4.7
  (Restaurants)
Microsoft Corp.  ............................... 4.5
  (Computer--Software & Services)
Bank of America Corp.  ......................... 3.3
  (Banks--Major Regional)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        59%
Mid-Cap: ($1.5 billion-$4 billion)  19%
Small-Cap: (under $1.5 billion)     22%

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------
COMMON STOCKS - 99.7%

AEROSPACE/DEFENSE - 2.4%
    28,000   Boeing Co.                                $   1,848

AIR FREIGHT - 5.2%
    74,000   Expeditors International of Washington,
             Inc.                                          3,973

AIRLINES - 1.6%
    42,000   *Northwest Airlines Corp.                     1,265

BANKS (MAJOR REGIONAL) - 5.9%
    56,000   Bank of America Corp.                         2,569
    48,092   U.S. Bancorp                                  1,404
    58,300   West Coast Bancorp, Inc.                        568

BANKS (REGIONAL) - 0.5%
    50,000   Washington Banking Co.                          406

BIOTECHNOLOGY - 1.8%
    50,000   *Corixa Corp.                                 1,394

CHEMICALS (DIVERSIFIED) - 1.8%
    95,000   Penford Corp.                                 1,354

COMMUNICATION EQUIPMENT - 1.0%
   153,000   *AVT Corp.                                      760

COMPUTERS (HARDWARE) - 2.9%
    70,000   Hewlett-Packard Co.                           2,209

COMPUTERS (NETWORKING) - 1.7%
    49,427   *Avocent Corp.                                1,335

COMPUTERS (PERIPHERALS) - 3.3%
    73,000   *click2learn.com, Inc.                          712
   103,374   *InfoSpace, Inc.                                914
    27,500   *WatchGuard Technologies, Inc.                  870

COMPUTERS (SOFTWARE & SERVICES) - 7.9%
    32,000   *F5 Networks, Inc.                              304
    61,000   *Internap Network Services Corp.                442
    79,000   *Microsoft Corp.                              3,437
    60,000   *ONYX Software Corp.                            660
    39,000   *WebTrends Corp.                              1,129

ELECTRIC COMPANIES - 1.0%
    37,000   *Montana Power Co.                              768
SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.9%
    12,967   *Agilent Technologies, Inc.               $     710

ELECTRONICS (SEMICONDUCTORS) - 6.5%
    82,000   Intel Corp.                                   2,481
    70,000   *Micron Technology, Inc.                      2,485

HARDWARE & TOOLS - 0.5%
    90,000   *Jore Corp.                                     416

HEALTH CARE (DIVERSIFIED) - 3.2%
    39,000   American Home Products Corp.                  2,478

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.4%
   143,000   *Penwest Pharmaceuticals Co.                  1,850

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.3%
    80,000   *SonoSite, Inc.                               1,020

HEALTH CARE (SPECIALIZED SERVICES) - 1.2%
    56,000   *Rosetta Inpharmatics, Inc.                     896

INSURANCE (LIFE & HEALTH) - 5.0%
    80,000   StanCorp Financial Group, Inc.                3,820

IRON & STEEL - 1.7%
   103,000   Schnitzer Steel Industries, Inc.              1,339

LEISURE TIME (PRODUCTS) - 1.7%
    67,000   *Ambassadors International, Inc.              1,273

PAPER & FOREST PRODUCTS - 2.7%
    41,500   Weyerhaeuser Co.                              2,106

RESTAURANTS - 4.7%
    82,000   *Starbucks Corp.                              3,629

RETAIL (FOOD CHAINS) - 5.9%
   167,000   *Kroger Co.                                   4,519

RETAIL (GENERAL MERCHANDISE) - 5.3%
   101,000   *Costco Wholesale Corp.                       4,034

SAVINGS & LOANS - 7.2%
   104,000   Washington Mutual, Inc.                       5,518

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 9.6%
    37,000   *VoiceStream Wireless Corp.               $   3,723
    94,000   *Western Wireless Corp. (Class A)             3,684

TELEPHONE - 2.9%
   126,000   *XO Communications, Inc. (Class A)            2,244
                                                       ---------
TOTAL COMMON STOCKS                                       76,546
                                                       ---------
SHARES OR
PRINCIPAL                                                  VALUE
  AMOUNT                                                 (000'S)
----------------------------------------------------------------

CASH EQUIVALENTS - 0.5%

INVESTMENT COMPANIES
   349,248   AIM Short-Term Investments Co. Liquid
             Assets Money Market Portfolio
             (Institutional Shares)                    $     349
                                                       ---------
TOTAL CASH EQUIVALENTS                                       349
                                                       ---------
TOTAL INVESTMENTS - 100.2%                                76,895
Other Assets, less Liabilities                              (132)
                                                       ---------
NET ASSETS                                             $  76,763
                                                       =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    For the year 2000, the SAFECO RST Small Company Value Portfolio underperformed the Russell 2000 Index.
   Poor performance in an outsized position and several of the Portfolio's larger technology holdings were the major factors of our underperformance. For example Bsquare fell 86% during the year. Rent-Way, which had grown to 5.2% of net assets on September 30, 2000, fell 85% from there. I believe these stocks can come back and I continue to hold them. However, going forward I am avoiding large positions.
   Also affecting performance was that the market beat us to value. Last summer, I began exiting a number of names to give the Portfolio even more value characteristics. Unfortunately, market sentiment moved more swiftly and violently. So, even though value prevailed in the latter half of the year, we didn't.
   The Portfolio is now more closely aligned to the value component of the Russell 2000 Index in terms of sector weights, especially finance. However, I will continue to selectively over and underweight sectors depending on my outlook. For example, at year-end the Portfolio was overweighted in oil drilling services due to the short supply of natural gas. Demand for drilling services has already driven up our shares in UTI Energy and Patterson Energy. I also liked the outlook for specialty retailers and purchased Wet Seal and Deb Shops. Both were gainers in a difficult environment for retailers.
                             [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                                          1 YEAR  SINCE INCEPTION
SAFECO RST Small Company Value Portfolio  -6.02%            3.00%
Russell 2000 Index                        -2.77%           11.34%

INVESTMENT VALUE

       SAFECO RST SMALL COMPANY VALUE PORTFOLIO:  RUSSELL 2000 INDEX:
4/97                                     $10,000              $10,000
5/97                                     $10,680              $11,115
6/97                                     $11,230              $11,587
7/97                                     $12,010              $12,128
8/97                                     $12,240              $12,402
9/97                                     $13,450              $13,307
10/97                                    $12,920              $12,716
11/97                                    $12,840              $12,629
12/97                                    $12,840              $12,856
1/98                                     $12,757              $12,660
2/98                                     $14,006              $13,609
3/98                                     $15,495              $14,181
4/98                                     $16,162              $14,259
5/98                                     $15,443              $13,494
6/98                                     $15,100              $13,533
7/98                                     $13,506              $12,428
8/98                                      $9,549              $10,018
9/98                                      $9,997              $10,794
10/98                                     $9,726              $11,236
11/98                                     $9,893              $11,830
12/98                                    $10,278              $12,568
1/99                                     $10,611              $12,734
2/99                                      $9,955              $11,708
3/99                                      $9,414              $11,888
4/99                                      $9,331              $12,952
5/99                                      $9,404              $13,144
6/99                                      $9,622              $13,734
7/99                                      $9,789              $13,355
8/99                                      $9,341              $12,864
9/99                                      $9,372              $12,864
10/99                                     $9,424              $12,921
11/99                                    $10,664              $13,705
12/99                                    $11,861              $15,257
1/00                                     $11,372              $15,010
2/00                                     $12,267              $17,491
3/00                                     $12,476              $16,341
4/00                                     $12,028              $15,357
5/00                                     $11,143              $14,461
6/00                                     $11,726              $15,726
7/00                                     $11,320              $15,241
8/00                                     $12,194              $16,400
9/00                                     $11,851              $15,915
10/00                                    $10,966              $15,207
11/00                                    $10,320              $13,646
12/00                                    $11,147              $14,834

* The Portfolio's inception was April 30, 1997. Performance information begins on April 30,1997.
Performance represents the performance of the Small Company Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. Investment management fees have have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I like the potential that small, value stocks have to be discovered and acquired, or simply bid up. And so I will remain patient as I buy value in pursuit of capital growth.

Greg Eisen
-------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a B.A. from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
UTI Energy Corp.  ............................. 3.6%
  (Oil & Gas--Drilling & Equipment)
Optimal Robotics, Corp.  ....................... 3.6
  (Computers--Hardware)
Patterson Energy  .............................. 3.4
  (Oil & Gas--Drilling & Equipment)
Rollins Truck Leasing  ......................... 3.4
  (Trucking)
Bay View Capital Corp.  ........................ 3.3
  (Banks--Regional)
Hooper Holmes, Inc.  ........................... 3.3
  (Health Care--Medical Products & Supplies)
Wet Seal, Inc. Class A  ........................ 3.2
  (Retail--Specialty Apparel)
Landstar System, Inc.  ......................... 3.2
  (Trucking)
Insight Enterprises  ........................... 3.1
  (Retail--Computers & Electronics)
Regis Corp.  ................................... 3.0
  (Retail--Specialty)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap:
Large (over $750 million)            3%
Medium ($250-$750 million)          37%
Small (under $250 million)          39%
Mid-Cap: ($1.5 billion-$4 billion)  15%
Large-Cap: (over $4 billion)         0%
Cash & Other:                        6%

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------
COMMON STOCKS - 94.2%

AEROSPACE/DEFENSE - 2.8%
       73,950   *International Aircraft Investors, Inc.   $     402

BANKS (REGIONAL) - 13.0%
       75,900   Bay View Capital Corp.                          474
        7,900   *FirstFed Financial Corp.                       255
       25,600   *Hamilton Bancorp, Inc.                         230
       22,724   *Hanmi Financial Corp.                          375
       15,500   *Pacific Union Bank                             149
       25,400   Riggs National Corp.                            354

BUILDING MATERIALS - 2.8%
        4,200   Florida Rock Industries, Inc.                   164
        5,300   Martin Marietta Materials, Inc.                 224

COMMUNICATION EQUIPMENT - 0.7%
       19,600   *Concurrent Computer Corp.                      105

COMPUTERS (HARDWARE) - 3.5%
       15,000   *Optimal Robotics Corp.                         503

COMPUTERS (PERIPHERALS) - 0.1%
          800   *Versata, Inc.                                    7

COMPUTERS (SOFTWARE & SERVICES) - 4.6%
       24,300   *BSQUARE Corp.                                  146
        8,100   *Internap Network Services Corp.                 59
       14,400   *ITT Educational Services, Inc.                 317
        8,700   *Websense, Inc.                                 126

ENGINEERING & CONSTRUCTION - 2.3%
       24,500   *Astec Industries, Inc.                         323

FINANCIAL (DIVERSIFIED) - 0.6%
       20,800   Cash America International, Inc.                 91

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.0%
       42,400   Hooper Holmes, Inc.                             469
        7,100   *INAMED Corp.                                   145
       10,200   *Physiometrix, Inc.                             163
       17,300   *SonoSite, Inc.                                 221
  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.1%
        9,000   First American Corp.                      $     296

IRON & STEEL - 1.4%
       14,900   Schnitzer Steel Industries, Inc.                194

MANUFACTURING (DIVERSIFIED) - 3.1%
       18,600   Federal Signal Corp.                            365
        9,200   *GSI Lumonics, Inc.                              74

OIL & GAS (DRILLING & EQUIPMENT) - 11.2%
        5,300   *Atwood Oceanics, Inc.                          232
       13,500   *Marine Drilling Cos., Inc.                     361
       12,900   *Patterson Energy, Inc.                         481
       15,500   *UTI Energy Corp.                               510

OIL & GAS (EXPLORATION & PRODUCTION) - 2.3%
       45,100   *Mallon Resources Corp.                         327

REAL ESTATE INVESTMENT TRUST - 3.3%
        7,300   Alexandria Real Estate Equities, Inc.           271
        3,900   Spieker Properties, Inc.                        195

RETAIL (COMPUTERS & ELECTRONICS) - 3.1%
       24,700   *Insight Enterprises, Inc.                      443

RETAIL (FOOD CHAINS) - 2.4%
       33,900   Ingles Markets, Inc. (Class A)                  341

RETAIL (GENERAL MERCHANDISE) - 1.6%
       17,200   Deb Shops, Inc.                                 232

RETAIL (SPECIALTY) - 5.7%
       29,600   Regis Corp.                                     429
       54,900   World Fuel Services Corp.                       384

RETAIL (SPECIALTY - APPAREL) - 3.2%
       22,400   *Wet Seal, Inc. (Class A)                       461

SAVINGS & LOANS - 1.0%
        7,100   BostonFed Bancorp, Inc.                         148

SERVICES (COMMERCIAL & CONSUMER) - 3.9%
        9,900   *Dollar Thrifty Automotive Group, Inc.          186
       84,000   *Rent-Way, Inc.                                 373

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

SHIPPING - 2.1%
       15,100   Nordic American Tanker Shipping, Ltd.     $     302

TEXTILES (APPAREL) - 1.3%
       24,100   *Cutter & Buck, Inc.                            184

TRUCKING - 6.6%
        8,200   *Landstar System, Inc.                          455
       59,600   Rollins Truck Leasing Corp.                     477

WASTE MANAGEMENT - 2.5%
       19,600   Landauer, Inc.                                  358
                                                          ---------
TOTAL COMMON STOCKS                                          13,381
                                                          ---------
PREFERRED STOCKS - 1.1%

ELECTRIC COMPANIES - 1.1%
        2,007   Massachusetts Electric Co.                      155
                                                          ---------
TOTAL PREFERRED STOCKS                                          155
                                                          ---------
CASH EQUIVALENTS - 7.8%

INVESTMENT COMPANIES
      720,004   AIM Short-Term Investments Co. Liquid
                Assets Money Market Portfolio
                (Institutional Shares)                          720
      387,105   J.P. Morgan Institutional Prime Money
                Market                                          387
                                                          ---------
TOTAL CASH EQUIVALENTS                                        1,107
                                                          ---------
TOTAL INVESTMENTS - 103.1%                                   14,643
Other Assets, less Liabilities                                 (444)
                                                          ---------
NET ASSETS                                                $  14,199
                                                          =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                           SAFECO RST BOND PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO RST Bond Portfolio had a very good year in a great year for bonds. The Portfolio's returns were slightly below its benchmark index, which has no cash flow, fees or expenses.
   Three factors contributed to the Portfolio's good performance in a year in which the U.S. Treasury market soared and investment-grade corporate bonds slumped. Indeed, the dramatic underperformance of corporate bonds made the year 2000 one of the worst good years ever for fixed income investors.
   The fact we had no problem bonds was the first factor. I credit our top-notch corporate bond analysts with doing a tremendous job.
   Second, the Portfolio took advantage of changes in the shape of the yield curve,(a graphic depiction of yields from the shortest to longest maturity available) which was inverted at the beginning of the year. As the curve began to normalize, I concentrated more of our portfolio in the middle where the greatest change in yields took place. In other words, we moved into intermediate maturities and they outperformed.
   Finally, the Portfolio benefited by being in the right market sectors. For the entire year we were underweight in the worst performing fixed-income sector, corporate bonds. At the beginning of the year we were overweighted in Treasuries, the then-best performing sector. And in the second half we overweighted in U.S. Agency debentures and mortgage pass-throughs, which proceeded to steal the show.
                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                           1 YEAR   5 YEAR   10 YEAR
SAFECO RST Bond Portfolio   11.79%    4.96%    6.97%
Lehman Gov't/Corp Index     11.85%    6.24%    8.00%

INVESTMENT VALUE

          SAFECO RST BOND PORTFOLIO  LEHMAN G/C INDEX
12/31/90                    $10,000           $10,000
1/31/91                     $10,069           $10,112
2/28/91                     $10,159           $10,199
3/31/91                     $10,228           $10,270
4/30/91                     $10,347           $10,388
5/31/91                     $10,426           $10,436
6/30/91                     $10,396           $10,425
7/31/91                     $10,525           $10,555
8/31/91                     $10,723           $10,799
9/30/91                     $10,882           $11,024
10/31/91                    $11,011           $11,123
11/30/91                    $11,110           $11,234
12/31/91                    $11,398           $11,613
1/31/92                     $11,325           $11,440
2/29/92                     $11,325           $11,501
3/31/92                     $11,251           $11,438
4/30/92                     $11,335           $11,506
5/31/92                     $11,525           $11,730
6/30/92                     $11,694           $11,902
7/31/92                     $11,968           $12,206
8/31/92                     $12,053           $12,315
9/30/92                     $12,296           $12,483
10/31/92                    $12,053           $12,293
11/30/92                    $11,979           $12,281
12/31/92                    $12,176           $12,493
1/31/93                     $12,446           $12,765
2/28/93                     $12,716           $13,030
3/31/93                     $12,784           $13,074
4/30/93                     $12,885           $13,174
5/31/93                     $12,863           $13,167
6/30/93                     $13,099           $13,466
7/31/93                     $13,155           $13,552
8/31/93                     $13,459           $13,864
9/30/93                     $13,538           $13,912
10/31/93                    $13,605           $13,969
11/30/93                    $13,392           $13,811
12/31/93                    $13,460           $13,871
1/31/94                     $13,654           $14,080
2/28/94                     $13,315           $13,774
3/31/94                     $13,037           $13,437
4/30/94                     $12,952           $13,326
5/31/94                     $12,952           $13,301
6/30/94                     $12,940           $13,270
7/31/94                     $13,097           $13,535
8/31/94                     $13,146           $13,540
9/30/94                     $13,025           $13,335
10/31/94                    $13,025           $13,321
11/30/94                    $13,012           $13,297
12/31/94                    $13,066           $13,384
1/31/95                     $13,245           $13,641
2/28/95                     $13,463           $13,958
3/31/95                     $13,540           $14,051
4/30/95                     $13,719           $14,247
5/31/95                     $14,231           $14,845
6/30/95                     $14,347           $14,963
7/31/95                     $14,244           $14,905
8/31/95                     $14,436           $15,096
9/30/95                     $14,590           $15,250
10/31/95                    $14,833           $15,473
11/30/95                    $15,128           $15,728
12/31/95                    $15,401           $15,960
1/31/96                     $15,442           $16,059
2/29/96                     $15,074           $15,719
3/31/96                     $14,924           $15,587
4/30/96                     $14,911           $15,480
5/31/96                     $14,938           $15,454
6/30/96                     $15,047           $15,660
7/31/96                     $15,088           $15,696
8/31/96                     $15,115           $15,658
9/30/96                     $15,265           $15,936
10/31/96                    $15,442           $16,308
11/30/96                    $15,632           $16,608
12/31/96                    $15,484           $16,423
1/31/97                     $15,527           $16,443
2/28/97                     $15,484           $16,477
3/31/97                     $15,297           $16,282
4/30/97                     $15,484           $16,520
5/31/97                     $15,599           $16,674
6/30/97                     $15,786           $16,874
7/31/97                     $16,233           $17,390
8/31/97                     $16,046           $17,195
9/30/97                     $16,305           $17,465
10/31/97                    $16,564           $17,745
11/30/97                    $16,579           $17,839
12/31/97                    $16,786           $18,026
1/31/98                     $17,075           $18,280
2/28/98                     $17,014           $18,243
3/31/98                     $17,060           $18,299
4/30/98                     $17,120           $18,391
5/31/98                     $17,333           $18,589
6/30/98                     $17,516           $18,778
7/31/98                     $17,501           $18,793
8/31/98                     $17,911           $19,160
9/30/98                     $18,382           $19,708
10/31/98                    $18,185           $19,569
11/30/98                    $18,215           $19,685
12/31/98                    $18,281           $19,733
1/31/99                     $18,377           $19,874
2/28/99                     $17,880           $19,401
3/31/99                     $17,944           $19,498
4/30/99                     $17,976           $19,546
5/31/99                     $17,720           $19,344
6/30/99                     $17,592           $19,284
7/31/99                     $17,528           $19,230
8/31/99                     $17,496           $19,215
9/30/99                     $17,672           $19,388
10/31/99                    $17,688           $19,439
11/30/99                    $17,672           $19,428
12/31/99                    $17,552           $19,309
1/31/00                     $17,535           $19,304
2/29/00                     $17,739           $19,546
3/31/00                     $17,976           $19,829
4/30/00                     $17,942           $19,732
5/31/00                     $17,908           $19,714
6/30/00                     $18,248           $20,117
7/31/00                     $18,401           $20,330
8/31/00                     $18,656           $20,617
9/30/00                     $18,809           $20,694
10/31/00                    $18,911           $20,824
11/30/00                    $19,217           $21,180
12/31/00                    $19,621           $21,598

Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't / Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Going forward, I continue to favor U.S. agencies and asset-backed securities for their excellent liquidity and minimal credit risk. Given the likelihood of lower interest rates and higher mortgage prepayments, I am favoring securities with lower-coupons. I've also begun to add fundamentally sound corporate bonds. I expect to find additional value as I sift through the carnage to selectively increase the Portfolio's corporate exposure.

Michael Hughes
-------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst and an Assistant Vice President of SAFECO Asset Management Company.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
U.S. Treasury Note, 7.875%, due 2/15/21...     13.9%
FHLMC, 7.50%, due 1/01/30  ...............     13.1
FNMA, 6.625%, due 10/15/07  ..............      6.4
FNMA, 6.375%, due 6/15/09  ...............      3.3
FHLMC, 6.875%, due 9/15/10  ..............      2.9
FNMA, 6.5%, due 7/1/29  ..................      2.9
Newcourt Credit Inc., 6.875%,
  due 2/16/05  ...........................      2.6
Ford Motor Credit Co., 7.375%
  due 10/28/09  ..........................      2.4
FNMA, 8.0%, due 2/1/30  ..................      2.4
Citicorp Mortgage Securities, 6.5%
  due 6/25/29  ...........................      2.3

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PORTFOLIO CREDIT QUALITY
AS A PERCENTAGE OF NET ASSETS

AAA/U.S. Gov't/Agency  77%
AA                      2%
A                      17%
BBB                     1%
Cash and Other Assets   3%

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
ASSET BACKED SECURITIES - 8.9%

CONSUMER FINANCE - 1.8%
$     650   MBNA Master Credit Card Trust
            6.60%, due 11/15/04                       $     657

ELECTRIC COMPANIES - 1.3%
      485   ComEd Transitional Funding Trust
            5.63%, due 6/25/09                              473

FINANCIAL (DIVERSIFIED) - 4.9%
      888   Citicorp Mortgage Securities, Inc.
            6.50%, due 6/25/29                              861
      360   CNH Equipment Trust
            7.34%, due 2/15/07                              371
      575   Fleet Credit Card Master Trust
            6.90%, due 4/16/07                              594

MANUFACTURING (SPECIALIZED) - 0.9%
      324   Harley Davidson Eaglemark Motorcycle
            Trust
            7.07%, due 11/15/04                             327
                                                      ---------
TOTAL ASSET BACKED SECURITIES                             3,283
                                                      ---------
CORPORATE BONDS - 20.9%

AIRLINES - 0.9%
      310   United Air Lines
            7.186%, due 4/01/11                             316

BEVERAGES (ALCOHOLIC) - 2.2%
      730   Anheuser-Busch Cos., Inc.
            7.50%, due 3/15/12                              797

CANADIAN PROVINCES - 0.7%
      250   Manitoba (Province of)
            7.75%, due 2/01/02                              254
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

ELECTRIC COMPANIES - 1.5%
$     545   Central Power & Light Co.
            7.50%, due 12/01/02                       $     557

FINANCIAL (DIVERSIFIED) - 6.2%
      895   Ford Motor Credit Co.
            7.375%, due 10/28/09                            894
      440   Hertz Corp.
            7.00%, due 7/01/04                              443
      950   Newcourt Credit Group, Inc.
            6.875%, due 2/16/05                             945

INVESTMENT BANKING & BROKERAGE - 1.8%
      600   Morgan Stanley Dean Witter Co.
            8.00%, due 6/15/10                              646

MANUFACTURING (DIVERSIFIED) - 1.8%
      675   Tyco International Group SA
            6.375%, due 6/15/05                             671

OIL (DOMESTIC INTEGRATED) - 0.7%
      270   USX Corp.
            6.85%, due 3/01/08                              261

PUBLISHING (NEWSPAPERS) - 1.9%
      680   Times-Mirror Co.
            6.65%, due 10/15/01                             681

RETAIL (GENERAL MERCHANDISE) - 1.5%
      250   Dayton Hudson Corp.
            9.40%, due 2/15/01                              251
      310   Sears Roebuck & Co.
            6.25%, due 1/15/04                              308

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.7%
      625   Worldcom, Inc.
            8.00%, due 5/15/06                              636
                                                      ---------
TOTAL CORPORATE BONDS                                     7,660
                                                      ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 37.7%

COLLATERAL MORTGAGE OBLIGATION (CMO) - 0.8%
$     279   American Southwest Financial Securities
            Corp. Series 1995-C1 (Class A1B)
            7.40%, due 11/17/04                       $     284

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 14.6%
      582   7.50%, due 10/01/29                             591
    4,725   7.50%, due 1/01/30                            4,796

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 17.8%
      226   8.00%, due 4/01/08                              230
      673   7.00%, due 3/01/12                              681
      478   6.50%, due 1/01/15                              478
      497   6.00%, due 6/01/15                              491
      289   9.50%, due 2/01/21                              310
      218   6.00%, due 1/01/29                              211
      622   8.00%, due 2/01/29                              640
    1,078   6.50%, due 7/01/29                            1,064
      869   6.00%, due 9/01/29                              841
      854   8.00%, due 2/01/30                              874
      697   8.00%, due 2/01/30                              714

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 4.5%
      374   6.00%, due 8/15/13                              370
       40   6.00%, due 4/15/14                               40
      814   7.00%, due 4/15/28                              818
      417   7.75%, due 11/15/29                             426
                                                      ---------
TOTAL MORTGAGE BACKED SECURITIES                         13,859
                                                      ---------
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 29.2%

U.S. FEDERAL AGENCY NOTES - 14.0%
$     500   6.875%, due 11/22/06                      $     501
    2,265   6.625%, due 10/15/07                          2,363
    1,190   6.375%, due 6/15/09                           1,219
    1,000   6.875%, due 9/15/10                           1,066

U.S. TREASURY NOTES - 15.2%
      420   6.50%, due 10/15/06                             448
    4,020   7.875%, due 2/15/21                           5,120
                                                      ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS                        10,717
                                                      ---------
CASH EQUIVALENTS - 2.2%

INVESTMENT COMPANIES
      810   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                          810
                                                      ---------
TOTAL CASH EQUIVALENTS                                      810
                                                      ---------
TOTAL INVESTMENTS - 98.9%                                36,329
Other Assets, less Liabilities                              414
                                                      ---------
NET ASSETS                                            $  36,743
                                                      =========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                       SAFECO RST MONEY MARKET PORTFOLIO
                               December 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    During 2000 I bought longer-maturity paper (around 1-year) very aggressively, and being longer than the peer group helped the Portfolio outperform the CPI's year over year return of 3.4%.
   Our average days-to-maturity was the highest in December at 73 days. At the end of the year, the portfolio held 28% floating rate notes (12% of which are taxable municipal securities) and 72% fixed-rate securities. In the second half of the year I reduced our allocation in floating-rate notes by allowing existing floaters to mature and rolling the cash into fixed-rate securities. With the dramatic drop in rates at the end of 2000, outstanding floaters are resetting at much lower rates.
   Another reason for the strong performance of the Money Market Portfolio was the purchase of some split-rated tier one paper (paper with at least two top ratings but one or more second tier ratings).
   The Portfolio is fairly evenly invested throughout the curve as the fixed-rate one-year paper purchased earlier in the year shortens toward maturity. All of this paper was purchased at higher yields than was available anywhere in the money market curve at year end, thus increasing the odds that the Money Market Portfolio could perform well in the next few months.
   The past year was a tale of two cycles. We started with strong growth and the
Fed Funds                    [PHOTO OF LESLEY FOX]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2000

                                   1 YEAR   5 YEAR   10 YEAR
SAFECO RST Money Market Portfolio    5.82%    5.08%    4.61%

INVESTMENT VALUE

       SAFECO RST MONEY MARKET PORTFOLIO:
12/90                             $10,000
1/91                              $10,059
2/91                              $10,109
3/91                              $10,158
4/91                              $10,212
5/91                              $10,260
6/91                              $10,300
7/91                              $10,350
8/91                              $10,398
9/91                              $10,445
10/91                             $10,487
11/91                             $10,526
12/91                             $10,567
1/92                              $10,602
2/92                              $10,631
3/92                              $10,663
4/92                              $10,692
5/92                              $10,721
6/92                              $10,755
7/92                              $10,787
8/92                              $10,814
9/92                              $10,837
10/92                             $10,859
11/92                             $10,885
12/92                             $10,911
1/93                              $10,937
2/93                              $10,958
3/93                              $10,984
4/93                              $11,007
5/93                              $11,028
6/93                              $11,054
7/93                              $11,077
8/93                              $11,103
9/93                              $11,125
10/93                             $11,147
11/93                             $11,171
12/93                             $11,196
1/94                              $11,222
2/94                              $11,245
3/94                              $11,269
4/94                              $11,296
5/94                              $11,329
6/94                              $11,362
7/94                              $11,397
8/94                              $11,438
9/94                              $11,476
10/94                             $11,517
11/94                             $11,556
12/94                             $11,605
1/95                              $11,662
2/95                              $11,712
3/95                              $11,765
4/95                              $11,819
5/95                              $11,879
6/95                              $11,931
7/95                              $11,987
8/95                              $12,038
9/95                              $12,086
10/95                             $12,147
11/95                             $12,202
12/95                             $12,250
1/96                              $12,307
2/96                              $12,352
3/96                              $12,397
4/96                              $12,447
5/96                              $12,499
6/96                              $12,544
7/96                              $12,598
8/96                              $12,649
9/96                              $12,702
10/96                             $12,750
11/96                             $12,801
12/96                             $12,855
1/97                              $12,909
2/97                              $12,954
3/97                              $13,003
4/97                              $13,059
5/97                              $13,111
6/97                              $13,169
7/97                              $13,224
8/97                              $13,276
9/97                              $13,334
10/97                             $13,393
11/97                             $13,446
12/97                             $13,508
1/98                              $13,562
2/98                              $13,614
3/98                              $13,670
4/98                              $13,723
5/98                              $13,772
6/98                              $13,832
7/98                              $13,890
8/98                              $13,940
9/98                              $13,997
10/98                             $14,058
11/98                             $14,118
12/98                             $14,177
1/99                              $14,224
2/99                              $14,276
3/99                              $14,329
4/99                              $14,382
5/99                              $14,430
6/99                              $14,480
7/99                              $14,535
8/99                              $14,590
9/99                              $14,648
10/99                             $14,706
11/99                             $14,764
12/99                             $14,829
1/00                              $14,893
2/00                              $14,955
3/00                              $15,022
4/00                              $15,089
5/00                              $15,160
6/00                              $15,232
7/00                              $15,308
8/00                              $15,384
9/00                              $15,459
10/00                             $15,537
11/00                             $15,614
12/00                             $15,697

Performance represents the performance of the Money Market Portfolio but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
Performance of the Portfolio assumes the reinvestment of all dividends.
The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

rate was tightened to a growth-restrictive 6.50% in May. At year-end, one-year rates were signaling near-certainty that the Fed would lower rates. The concern now is to preserve a soft-landing scenario and prevent a recession.

Lesley Fox

-------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Fox earned her M.B.A., Finance, at George Washington University. She is an Assistant Vice President of SAFECO Asset Management Company.

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
COMMERCIAL PAPER - 43.8%

ASSET BACKED SECURITIES - 8.8%
$   1,200   Apreco, Inc.
            6.60%, due 1/16/01                        $   1,197
    1,200   Moat Funding LLC
            6.43%, due 2/27/01                            1,188

BANKS (FOREIGN) - 3.7%
    1,000   UBS Finance, Inc.
            6.50%, due 1/02/01                            1,000

CONSUMER FINANCE - 4.8%
    1,300   Countrywide Funding Corp.
            6.70%, due 1/02/01                            1,300

ELECTRICAL EQUIPMENT - 4.7%
    1,300   Cooper Industries
            6.66%, due 1/31/01                            1,293

FINANCIAL (DIVERSIFIED) - 8.7%
    1,200   Cafco
            6.55%, due 1/12/01                            1,198
    1,200   Island Finance
            6.42%, due 3/13/01                            1,185

HARDWARE & TOOLS - 4.4%
    1,200   Stanley Works, Inc.
            6.53%, due 1/05/01                            1,199

MANUFACTURING (DIVERSIFIED) - 4.4%
    1,200   Textron. Inc.
            6.55%, due 1/12/01                            1,198

TRUCKS & PARTS - 4.3%
    1,200   Cooperative Association of Tractor
            Dealers
            6.45%, due 5/11/01                            1,172
                                                      ---------
TOTAL COMMERCIAL PAPER                                   11,930
                                                      ---------
CORPORATE BONDS - 36.3%

BANKS (REGIONAL) - 5.0%
    1,365   PNC Funding Corp. 9.875 %, due 3/01/01        1,371
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 3.7%
$   1,000   New Belgium Brewery Co.
            6.70%, due 7/01/15
            Put Date 1/05/01                          $   1,000

CONSUMER FINANCE - 3.7%
    1,000   #Dorada Finance, Inc. (144A)
            7.10%, due 7/24/01                            1,000

FINANCIAL (DIVERSIFIED) - 11.8%
    1,200   CIT Group, Inc.
            5.50%, due 10/15/01                           1,191
      850   Heller Financial, Inc.
            5.48%, due 2/05/01                              849
    1,168   Merrill Lynch Mortgage Investors, Inc.
            6.68%, due 11/27/01                           1,168

INSURANCE (LIFE & HEALTH) - 4.8%
    1,300   First Allamerica Financal
            6.79%, due 8/05/04
            Put Date 2/04/01                              1,300

INVESTMENT BANKING & BROKERAGE - 7.3%
      100   #Goldman Sachs Group, Inc. (144A)
            6.20%, due 2/15/01                              100
    1,000   #Goldman Sachs Group, Inc. (144A)
            6.923%, due 11/13/01
            Put Date 1/16/01                              1,000
      900   Morgan Stanley Dean Witter Co.
            6.67%, due 3/13/01                              900
                                                      ---------
TOTAL CORPORATE BONDS                                     9,879
                                                      ---------
MUNICIPAL BONDS - 12.1%

HEALTH CARE (LONG-TERM CARE) - 4.7%
    1,300   Maryland Health and Higher Education
            Facilities Authority Revenue
            6.85%, due 1/01/28
            Put Date 1/03/01                              1,300

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

HOMEBUILDING - 3.7%
$   1,000   Tenderfoot Seasonal Housing Facilities
            Revenue
            6.688%, due 7/01/35
            Put Date 1/04/01                          $   1,000

RETAIL (GENERAL MERCHANDISE) - 3.7%
    1,000   Racetrac Capital, LLC
            6.70%, due 4/01/18
            Put Date 1/03/01                              1,000
                                                      ---------
TOTAL MUNICIPAL BONDS                                     3,300
                                                      ---------
CASH EQUIVALENTS - 6.3%

INVESTMENT COMPANIES
    1,318   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                        1,318
      388   J.P. Morgan Institutional Prime Money
            Market                                          388
                                                      ---------
TOTAL CASH EQUIVALENTS                                    1,706
                                                      ---------
TOTAL INVESTMENTS - 98.5%                                26,815
Other Assets, less Liabilities                              419
                                                      ---------
NET ASSETS                                            $  27,234
                                                      =========

      If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date. Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/00. These rates change periodically based on specified market rate or indices.
   # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $2,099,898 and the total value is 7.7% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                            As of December 31, 2000

                                                                   PORTFOLIOS
                                          -------------------------------------------------------------
                                                                                SMALL
(IN THOUSANDS,                                             GROWTH             COMPANY             MONEY
EXCEPT PER-SHARE AMOUNTS)                   EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND   MARKET
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                    $391,583  $     397,642  $  76,880  $15,457  $35,619  $26,815
                                          ========  =============  =========  =======  =======  =======
  Investments, at value
    Unaffiliated issuers                  $510,840  $     333,911  $  76,895  $14,643  $36,329  $26,815
    Affiliated issuers                          --         18,461         --       --       --       --
                                          --------  -------------  ---------  -------  -------  -------
      Total investments at value           510,840        352,372     76,895   14,643   36,329   26,815
  Receivables:
    Dividends and interest                     364             55         10       16      411      190
    Capital stock sold                         192          2,964         78        3       72      346
    Due from affiliate                          --             --         --        4       --       --
                                          --------  -------------  ---------  -------  -------  -------
      Total assets                         511,396        355,391     76,983   14,666   36,812   27,351

LIABILITIES:
  Investment securities purchased               --             12         --      442       --       --
  Capital stock redeemed                       558            218        148       15       17       79
  Investment advisory fees                     334            227         50       10       23       15
  Other                                         41              2         22       --       29       23
                                          --------  -------------  ---------  -------  -------  -------
      Total liabilities                        933            459        220      467       69      117
                                          --------  -------------  ---------  -------  -------  -------
NET ASSETS                                $510,463  $     354,932  $  76,763  $14,199  $36,743  $27,234
                                          ========  =============  =========  =======  =======  =======
Net assets consist of:
  Accumulated net realized gain (loss)
    on investment transactions              (2,000)        38,726      1,005     (557)  (1,509)      --
  Net unrealized appreciation
    (depreciation)                         119,257        (45,270)        14     (814)     710       --
  Paid in capital (par value $.001,
    unlimited shares authorized)           393,206        361,476     75,744   15,570   37,542   27,234
                                          --------  -------------  ---------  -------  -------  -------
  Net Assets                              $510,463  $     354,932  $  76,763  $14,199  $36,743  $27,234
                                          ========  =============  =========  =======  =======  =======
TRUST SHARES OUTSTANDING                    18,586         18,868      4,033    1,329    3,364   27,234
                                          ========  =============  =========  =======  =======  =======
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares
    outstanding)                          $  27.46  $       18.81  $   19.04  $ 10.68  $ 10.92  $  1.00
                                          ========  =============  =========  =======  =======  =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                      For the Year Ended December 31, 2000

                                                                  PORTFOLIOS
                                          -----------------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY           MONEY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE    BOND  MARKET
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $  7,217  $         332  $     441  $   107  $   --  $   --
  Interest                                   1,246            425        127       63   2,294   1,661
                                          --------  -------------  ---------  -------  ------  ------
    Total investment income                  8,463            757        568      170   2,294   1,661
EXPENSES:
  Investment advisory                        4,299          2,808        604      123     246     166
  Legal and auditing                            31             24         20       19      20      20
  Custodian                                     36             33         11        8       5       7
  Trustees                                       9              8          7        7       7       7
  Other                                        173             75         21       (7)     20      13
                                          --------  -------------  ---------  -------  ------  ------
    Total expenses before expense
     reimbursement                           4,548          2,948        663      150     298     213
  Expense reimbursement                         --             --         --      (12)     --      --
                                          --------  -------------  ---------  -------  ------  ------

    Net expenses                             4,548          2,948        663      138     298     213
                                          --------  -------------  ---------  -------  ------  ------

NET INVESTMENT INCOME (LOSS)                 3,915         (2,191)       (95)      32   1,996   1,448
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    NET REALIZED GAIN (LOSS) FROM:
    Investments in unaffiliated Issuers     (2,009)        34,498      1,004    1,723    (232)     --
    Investments in affiliated Issuers           --          7,622         --       --      --      --
                                          --------  -------------  ---------  -------  ------  ------
        Total net realized gain (loss)      (2,009)        42,120      1,004    1,723    (232)     --
    Net change in unrealized
     appreciation (depreciation)           (67,394)       (65,480)   (15,894)  (2,667)  1,964      --
                                          --------  -------------  ---------  -------  ------  ------
NET GAIN (LOSS) ON INVESTMENTS             (69,403)       (23,360)   (14,890)    (944)  1,732      --
                                          --------  -------------  ---------  -------  ------  ------
  Net change in net assets resulting
    from operations                       $(65,488) $     (25,551) $ (14,985) $  (912) $3,728  $1,448
                                          ========  =============  =========  =======  ======  ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      This page left blank intentionally.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust

                                                              PORTFOLIOS
                                          --------------------------------------------------
                                                   EQUITY             GROWTH OPPORTUNITIES
                                          ------------------------  ------------------------
                                            YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
(IN THOUSANDS)                                   2000         1999         2000         1999
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)             $   3,915    $   5,055    $  (2,191)   $  (1,460)
  Net realized gain (loss) on investment
    transactions                              (2,009)      29,280       42,120       (1,256)
  Net change in unrealized appreciation
    (depreciation)                           (67,394)      20,195      (65,480)      17,800
                                           ---------    ---------    ---------    ---------
  Net change in net assets resulting
    from operations                          (65,488)      54,530      (25,551)      15,084

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       (3,913)      (5,098)          --           --
  Net realized gain on investments                --      (29,266)     (38,705)          --
                                           ---------    ---------    ---------    ---------
    Total distributions                       (3,913)     (34,364)     (38,705)          --

NET TRUST SHARE TRANSACTIONS                 (67,214)      69,598       73,463      (25,766)
                                           ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                  (136,615)      89,764        9,207      (10,682)

NET ASSETS AT BEGINNING OF PERIOD            647,078      557,314      345,725      356,407
                                           ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD                $ 510,463    $ 647,078    $ 354,932    $ 345,725
                                           =========    =========    =========    =========
--------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                        4,782        6,829        7,523        5,871
  Reinvestments                                  142        1,108        2,058           --
  Redemptions                                 (7,196)      (5,675)      (6,079)      (7,240)
                                           ---------    ---------    ---------    ---------
    Net Change                                (2,272)       2,262        3,502       (1,369)
                                           =========    =========    =========    =========
AMOUNTS:
  Sales                                    $ 141,872    $ 215,939    $ 174,369    $ 116,742
  Reinvestments                                3,913       34,364       38,705           --
  Redemptions                               (212,999)    (180,705)    (139,611)    (142,508)
                                           ---------    ---------    ---------    ---------
    Net Change                             $ (67,214)   $  69,598    $  73,463    $ (25,766)
                                           =========    =========    =========    =========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                          PORTFOLIOS
                                          ---------------------------------------------------------------------------
                                                 NORTHWEST           SMALL COMPANY VALUE               BOND
                                          -----------------------  ------------------------  ------------------------
                                           YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                 2000        1999         2000         1999         2000         1999
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)             $    (95)    $   (72)     $    32      $   (16)    $  1,996     $  1,592
  Net realized gain (loss) on investment
    transactions                              1,004       3,868        1,723       (1,273)        (232)      (1,276)
  Net change in unrealized appreciation
    (depreciation)                          (15,894)     10,965       (2,667)       3,170        1,964       (1,542)
                                           --------     -------      -------      -------     --------     --------
  Net change in net assets resulting
    from operations                         (14,985)     14,761         (912)       1,881        3,728       (1,226)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --          --          (32)          --       (1,995)      (1,591)
  Net realized gain on investments           (1,008)     (2,987)          --           --           --          (13)
                                           --------     -------      -------      -------     --------     --------
    Total distributions                      (1,008)     (2,987)         (32)          --       (1,995)      (1,604)

NET TRUST SHARE TRANSACTIONS                 44,832      11,563        1,089          393        6,879          844
                                           --------     -------      -------      -------     --------     --------
TOTAL CHANGE IN NET ASSETS                   28,839      23,337          145        2,274        8,612       (1,986)

NET ASSETS AT BEGINNING OF PERIOD            47,924      24,587       14,054       11,780       28,131       30,117
                                           --------     -------      -------      -------     --------     --------
NET ASSETS AT END OF PERIOD                $ 76,763     $47,924      $14,199      $14,054     $ 36,743     $ 28,131
                                           ========     =======      =======      =======     ========     ========
---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                       3,589         889          335          369        1,683          946
  Reinvestments                                  53         132            3           --          183          155
  Redemptions                                (1,722)       (480)        (242)        (328)      (1,224)      (1,019)
                                           --------     -------      -------      -------     --------     --------
    Net Change                                1,920         541           96           41          642           82
                                           ========     =======      =======      =======     ========     ========
AMOUNTS:
  Sales                                    $ 83,121     $17,365      $ 3,764      $ 3,458     $ 18,038     $ 10,490
  Reinvestments                               1,008       2,987           32           --        1,995        1,604
  Redemptions                               (39,297)     (8,789)      (2,707)      (3,065)     (13,154)     (11,250)
                                           --------     -------      -------      -------     --------     --------
    Net Change                             $ 44,832     $11,563      $ 1,089      $   393     $  6,879     $    844
                                           ========     =======      =======      =======     ========     ========

                                                PORTFOLIOS
                                          -----------------------
                                               MONEY MARKET
                                          -----------------------
                                           YEAR ENDED DECEMBER 31
                                                 2000        1999
----------------------------------------  -----------------------
OPERATIONS:
  Net investment income (loss)             $  1,448     $ 1,254
  Net realized gain (loss) on investment
    transactions                                 --          --
  Net change in unrealized appreciation
    (depreciation)                               --          --
                                           --------     -------
  Net change in net assets resulting
    from operations                           1,448       1,254
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      (1,448)     (1,254)
  Net realized gain on investments               --          --
                                           --------     -------
    Total distributions                      (1,448)     (1,254)
NET TRUST SHARE TRANSACTIONS                 (1,901)      1,512
                                           --------     -------
TOTAL CHANGE IN NET ASSETS                   (1,901)      1,512
NET ASSETS AT BEGINNING OF PERIOD            29,135      27,623
                                           --------     -------
NET ASSETS AT END OF PERIOD                $ 27,234     $29,135
                                           ========     =======
----------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                      66,078      73,527
  Reinvestments                               1,461       1,363
  Redemptions                               (69,440)    (73,378)
                                           --------     -------
    Net Change                               (1,901)      1,512
                                           ========     =======
AMOUNTS:
  Sales                                    $ 66,078     $73,527
  Reinvestments                               1,461       1,363
  Redemptions                               (69,440)    (73,378)
                                           --------     -------
    Net Change                             $ (1,901)    $ 1,512
                                           ========     =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
    SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities, Northwest, Small Company Value, Bond and Money Market Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
    ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
    SECURITY VALUATION. Equity securities in the Equity, Growth Opportunities, Northwest and Small Company Value Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value.
    SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
    INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.
    In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15th, 2000, and will require investment companies to amortize premiums and discounts on fixed income securities. The Portfolios currently do not amortize premiums and discounts on fixed income securities. Upon adoption in 2001, the Portfolios will be required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The adjustment resulting from this change in accounting policy will not impact total net assets. For the RST Bond Portfolio (the only portfolio in the Trust impacted by this change), net investment income will be decreased by $26,662, with a corresponding increase to unrealized appreciation.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

    DIVIDENDS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
    FEDERAL INCOME TAX. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
    INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the fee is based on average daily net assets at annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.
    NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
    LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 2000.
    AFFILIATE OWNERSHIP. At December 31, 2000, SAFECO Life Insurance Company owned over 85% of the outstanding shares of the Equity Portfolio, 73% of the outstanding shares of the Growth Opportunities Portfolio, and 100% of the outstanding shares in the Northwest, Small Company Value, Bond and Money Market Portfolios.
    EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company (SAFECO) has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, SAFECO Asset Management Company pays all expenses other than investment advisory fees in excess of .10% of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS

                                                               PORTFOLIOS
                                          ----------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND
----------------------------------------------------------------------------------------------
Purchases for the year ended
  December 31, 2000 (including $20,944
  of U.S. Government and Agency
  Securities in the Bond Portfolio)       $255,976  $     272,167  $  71,656  $16,691  $41,706
                                          ========  =============  =========  =======  =======
Sales for the year ended December 31,
  2000 (including $23,124 of U.S.
  Government and Agency Securities in
  the Bond Portfolio)                     $328,325  $     243,819  $  27,206  $15,791  $35,343
                                          ========  =============  =========  =======  =======
----------------------------------------------------------------------------------------------
Purchases and sales amounts exclude
  short-term investments which, at the
  time of purchase had a maturity of one
  year or less.

                 Unrealized appreciation (depreciation) at December 31, 2000:
----------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  for investment securities in which
  there is an excess of value over cost   $177,242  $      88,214  $  16,469  $ 1,883  $   818
Aggregate gross unrealized depreciation
  for investment securities in which
  there is an excess of cost over value    (57,985)      (133,484)   (16,455)  (2,697)    (108)
                                          --------  -------------  ---------  -------  -------
Net unrealized appreciation
  (depreciation)                          $119,257  $     (45,270) $      14  $  (814) $   710
                                          ========  =============  =========  =======  =======

5.  INVESTMENTS IN AFFILIATES
    Each of the companies is listed below because the Growth Opportunities Portfolio owned at least 5% of the company's voting securities during the year ended December 31, 2000:

                                          SHARES AT                         SHARES AT             MARKET VALUE
                                          BEGINNING                            END OF              DECEMBER 31
(IN THOUSANDS)                              OF YEAR  ADDITIONS  REDUCTIONS       YEAR  DIVIDENDS          2000
--------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                           435         60          --        495       None  $      1,424
Conceptus Inc.                                   --        639          --        639       None         8,383
Damark International, Inc.                      412         --          12        400       None         2,373
Nastech Pharmaceutical Co.*                     464         --         464         --       None            --
Open Plan Systems, Inc.                         332         --          --        332       None           539
PolyMedica Industries, Inc.*                    649        151         399        401       None            --
Precision Auto Care*                            609         --         609         --       None            --
Suburban Lodges of America                      735         --          --        735       None         4,180
Travis Boats & Motors, Inc.                     116        271          --        387       None         1,063
TRM Copy Centers Corp.                          571         --          --        571       None           499
                                                                                                  ------------
                                                                                                  $     18,461
                                                                                                  ============

--------------------------------------------------------------------------------

   *  Company was not an affiliate at the end of the year.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  CAPITAL LOSS CARRYFORWARD AND NET INVESTMENT LOSS
    At December 31, 2000 these portfolios had the following amounts of accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                     EXPIRATION
(IN THOUSANDS)                            AMOUNTS         DATES
---------------------------------------------------------------
Small Company Value Portfolio             $   557          2007
Bond Portfolio                              1,463     2007-2008
Equity Portfolio                            1,329          2008

    The Growth Opportunities Portfolio and the Northwest Portfolio had net investment losses of $2,191,000 and $95,000 respectively, for the year ended December 31, 2000. For the Growth Portfolio, the loss was netted against short-term capital gains to reduce the short-term capital gain distribution. For the Northwest Portfolio, the loss was recorded as a reduction of paid in capital.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    EQUITY PORTFOLIO

                                                     YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------
                                       2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   31.02    $   29.97    $   25.18    $   21.75    $   19.24

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.21         0.26         0.25         0.27         0.34
  Net realized and unrealized
    gain (loss) on investments        (3.56)        2.53         6.02         5.13         4.43
                                  ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                      (3.35)        2.79         6.27         5.40         4.77
Less distributions:
  Dividends from net
    investment income                 (0.21)       (0.26)       (0.25)       (0.27)       (0.34)
  Distributions from realized
    gains                                --        (1.48)       (1.23)       (1.70)       (1.92)
                                  ---------    ---------    ---------    ---------    ---------
    Total distributions               (0.21)       (1.74)       (1.48)       (1.97)       (2.26)
                                  ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $   27.46    $   31.02    $   29.97    $   25.18    $   21.75
                                  =========    =========    =========    =========    =========
TOTAL RETURN                        (10.79%)       9.31%       24.89%       24.85%       24.79%
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   510,463      647,078      557,314      389,256      263,067
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                          0.78%        0.76%        0.78%        0.75%        0.72%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS               0.67%        0.80%        0.96%        1.19%        1.72%
PORTFOLIO TURNOVER RATE              45.48%       32.47%       31.57%       41.75%       56.99%

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    GROWTH OPPORTUNITIES PORTFOLIO

                                                     YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------
                                       2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   22.50    $   21.30    $   23.35    $   19.26    $   15.88

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                 (0.12)       (0.09)       (0.10)       (0.04)       (0.03)
  Net realized and unrealized
    gain (loss) on investments        (1.27)        1.29         0.53         8.62         5.12
                                  ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                      (1.39)        1.20         0.43         8.58         5.09

LESS DISTRIBUTIONS:
  Distributions from realized
    gains                             (2.30)          --        (2.38)       (4.49)       (1.71)
  Distributions from paid in
    capital                              --           --        (0.10)          --           --
                                  ---------    ---------    ---------    ---------    ---------
    Total distributions               (2.30)          --        (2.48)       (4.49)       (1.71)
                                  ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $   18.81    $   22.50    $   21.30    $   23.35    $   19.26
                                  =========    =========    =========    =========    =========
TOTAL RETURN                         (6.16%)       5.63%        1.83%       44.55%       32.06%
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   354,932      345,725      356,407      240,400      109,491
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                          0.77%        0.78%        0.80%        0.77%        0.79%
RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS              (0.57%)      (0.45%)      (0.48%)      (0.25%)      (0.28%)
PORTFOLIO TURNOVER RATE              65.75%       52.96%       46.13%       88.99%       75.58%

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    NORTHWEST PORTFOLIO

                                                     YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------
                                       2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   22.68    $   15.64    $   15.20    $   12.12    $   10.85

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)        (0.02)       (0.02)       (0.05)        0.03         0.08
  Net realized and unrealized
    gain (loss) on investments        (3.37)        8.56         0.49         3.73         1.27
                                  ---------    ---------    ---------    ---------    ---------
    Total from investment
      operations                      (3.39)        8.54         0.44         3.76         1.35

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                    --           --           --        (0.03)       (0.08)
  Distributions from realized
    gains                             (0.25)       (1.50)          --        (0.65)          --
                                  ---------    ---------    ---------    ---------    ---------
    Total distributions               (0.25)       (1.50)          --        (0.68)       (0.08)
                                  ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $   19.04    $   22.68    $   15.64    $   15.20    $   12.12
                                  =========    =========    =========    =========    =========
TOTAL RETURN                        (14.93%)      54.62%        2.89%(A)    31.02%(A)    12.44%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                    76,763       47,924       24,587       19,795        9,541
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                          0.81%        0.84%        0.96%        0.73%        0.70%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                      N/A          N/A        0.99%        0.94%        1.11%
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE
  NET ASSETS                         (0.12%)      (0.24%)      (0.32%)       0.27%        0.78%
PORTFOLIO TURNOVER RATE              34.29%       37.32%       46.99%       47.85%       52.20%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SMALL COMPANY VALUE PORTFOLIO

                                                                                APRIL 30, 1997
                                                                              (COMMENCEMENT OF
                                          YEAR ENDED DECEMBER 31                OPERATIONS) TO
                                  --------------------------------------           DECEMBER 31
                                        2000          1999          1998                  1997
----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $    11.39    $     9.87    $    12.33    $            10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)          0.02         (0.01)        (0.03)                 0.01
  Net realized and unrealized
    gain (loss) on investments         (0.71)         1.53         (2.43)                 2.83
                                  ----------    ----------    ----------    ------------------
    Total from investment
      operations                       (0.69)         1.52         (2.46)                 2.84

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.02)           --            --                 (0.01)
  Distributions from realized
    gains                                 --            --            --                 (0.50)
                                  ----------    ----------    ----------    ------------------
    Total distributions                (0.02)           --            --                 (0.51)
                                  ----------    ----------    ----------    ------------------
NET ASSET VALUE AT END OF
  PERIOD                          $    10.68    $    11.39    $     9.87    $            12.33
                                  ==========    ==========    ==========    ==================
TOTAL RETURN (A)                      (6.02%)       15.40%       (19.95%)               28.40%*
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                     14,199        14,054        11,780                10,250
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                           0.95%         0.95%         0.95%                 0.95%**
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                     1.04%         1.22%         1.15%                 1.24%**
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                0.22%        (0.14%)       (0.32%)                0.19%**
PORTFOLIO TURNOVER RATE              116.10%       127.80%        92.14%                47.91%**

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown.
  **  Annualized
   *  Not Annualized

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    BOND PORTFOLIO

                                                        YEAR ENDED DECEMBER 31
                                  ------------------------------------------------------------------
                                        2000          1999          1998          1997          1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $    10.33    $    11.41    $    11.04    $    10.75    $    11.31

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.63          0.62          0.50          0.61          0.62
  Net realized and unrealized
    gain (loss) on investments          0.59         (1.07)         0.49          0.29         (0.56)
                                  ----------    ----------    ----------    ----------    ----------
    Total from investment
      operations                        1.22         (0.45)         0.99          0.90          0.06

LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.63)        (0.62)        (0.50)        (0.61)        (0.62)
  Distributions from realized
    gains                                 --         (0.01)        (0.12)           --            --
                                  ----------    ----------    ----------    ----------    ----------
    Total distributions                (0.63)        (0.63)        (0.62)        (0.61)        (0.62)
                                  ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE AT END OF
  PERIOD                          $    10.92    $    10.33    $    11.41    $    11.04    $    10.75
                                  ==========    ==========    ==========    ==========    ==========
TOTAL RETURN                           11.79        (3.99%)        8.90%(A)      8.41%(A)      0.54%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                     36,743        28,131        30,117        17,881        15,991
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                           0.90%         0.91%         0.83%         0.74%         0.73%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                       N/A           N/A         0.98%         0.90%         0.87%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                6.03%         5.33%         5.50%         5.75%         5.64%
PORTFOLIO TURNOVER RATE              103.94%       147.40%       164.82%       151.43%       140.90%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    MONEY MARKET PORTFOLIO

                                                   YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------
                                      2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.05        0.04        0.04        0.05        0.05

LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)      (0.04)      (0.04)      (0.05)      (0.05)
                                  --------    --------    --------    --------    --------
NET ASSET VALUE AT END OF
  PERIOD                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                  ========    ========    ========    ========    ========
TOTAL RETURN                         5.82%       4.63%       4.95%(A)    5.08%(A)    4.94%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   27,234      29,135      27,623      17,757      12,493
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS                         0.84%       0.78%       0.81%       0.64%       0.62%
RATIO OF EXPENSES TO AVERAGE
  NET ASSETS BEFORE EXPENSE
  REIMBURSEMENTS++                     N/A         N/A       0.89%       0.81%       0.90%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS              5.70%       4.52%       4.87%       4.97%       4.86%

--------------------------------------------------------------------------------

  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
 N/A  Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

    We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Resource Series Trust (comprising the Equity Portfolio, Growth Opportunities Portfolio, Northwest Portfolio, Small Company Value Portfolio, Bond Portfolio, and Money Market Portfolio) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the SAFECO Resource Series Trust at December 31, 2000, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Seattle, Washington
January 31, 2001

                     SAFECO RESOURCE SERIES TRUST

                     BOARD OF TRUSTEES:
                     Randall H. Talbot, Chairman
                     Barbara J. Dingfield
                     David F. Hill
                     Richard W. Hubbard
                     Richard E. Lundgren
                     Larry L. Pinnt
                     John W. Schneider

                     OFFICERS:
                     David F. Hill, President
                     Ronald L. Spaulding
                       Vice President and Treasurer
                     David H. Longhurst
                       Vice President and Controller

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

                            [RECYCLED LOGO]         Printed on Recycled Paper.

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.

                                                                 PRSRT BOUND
                                                                PRINTED MATTER
 [SAFECO LOGO]   SAFECO-Registered Trademark-                      BULK RATE
    SAFECO LIFE INSURANCE COMPANY                                 US POSTAGE
    5069 154th Place NE                                              PAID
    REDMOND WA 98052                                                SAFECO



Since its founding, SAFECO Life Insurance Company has consistently grown to meet its clients needs. Today, SAFECO Life offers a lifetime of quality financial solutions, including individual life insurance, group and disability insurance programs, employer retirement plans and annuities.

SAFECO Life demonstrates a long-term commitment to excellence that is in keeping with the nature of insurance and financial services.

Conservative management, disciplined underwriting, and sound investment practices have enabled SAFECO Life to establish a consistent record of profitability and earn a place among industry leaders for financial strength. While financial strength does not impact or guarantee policyholder investment performance, it does significantly affect a company's ability to meet its claims-paying obligations.

-Registered Tradmark-Registered Trademark of SAFECO Corporation

LPC-10613/01